Corporate Information (Details) - USD ($)	Jun. 10, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Corporate Information [Abstract]
Cash and cash equivalents		$ 37,934	$ 18,996	$ 584	$ 66,875
Working capital		(247,000)
Accumulated deficit		(783,426)	(484,101)
Non-refundable license issuance	$ 35,000
License fee income	$ 20,000
Description of intangible assets with indefinite useful life
The Company had capitalized the non refundable license issuance fee of $35,000 as an intangible asset, and estimated its useful economic life at 15 years from the date of the licensing agreement (June 10, 2014). Development costs relating to the license are expensed as incurred until such time when the Company can demonstrate technical and commercial feasibility of the asset for sale or use.

Royalty percentage	3.00%
Stockholders' deficit		$ (220,517)	$ (163,743)	$ (154,552)	$ 99,325